Financial instruments from acquisition of interests	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Financial instruments from acquisition of interests
14	Financial instruments from acquisition of interests

The breakdown of contingent consideration assets and liabilities and related derivative instruments from business combinations and acquisition of investments in associates and joint ventures is as follows:

	2018	2017
Assets
Derivative financial instruments
Investment in Geekie (Note 11)	23,346	8,906
Investment in WPensar (Note 11)	3,284	3,605

	26,630	12,511

Current	—	—
Non current	26,630	12,511

	2018	2017
Liabilities
Derivative financial instruments
Investment in Geekie (Note 11)	(22,037)	(10,028)
Investment in WPensar (Note 11)	(3,006)	(1,720)
Deferred revenue in Escola de Aplicação São José dos Campos	(54)	(105)

	(25,097)	(11,853)

Contingent considerations and forward contract
Investment in Geekie – contingent consideration (Note 11)	—	(1,784)

	—	(1,784)

	(25,097)	(13,637)

Current	(51)	(1,784)
Non current	(25,046)	(11,853)